Film Costs (Tables)	12 Months Ended
Mar. 31, 2011
Films Costs (Tables) [Abstract]
Film cost

Film costs are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Motion picture productions:
Released	114,069	102,415
Completed not released	9,307	14,260
In production and development	135,654	107,811
Television productions:
Released	40,518	40,581
In production and development	2,044	1,688
Broadcasting rights	23,927	24,544
Less: current portion of broadcasting rights included in inventories	(15,454)	(15,910)

Film costs	310,065	275,389